UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2007
                                               --------------
Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     SHAY ASSETS MANAGEMENT, INC.
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Address:  230 WEST MONROE STREET
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          SUITE 2810
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          CHICAGO, IL  60606
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13F File Number:  28-7232
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      RODGER D. SHAY, JR.
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Title:     PRESIDENT
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Phone:     (312) 214-6590
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Signature, Place, and Date of Signing:

  /S/ RODGER D. SHAY, JR.       CHICAGO, IL          May 10, 2007
  -----------------------      -------------         ------------
        [Signature]            [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:              NONE
                                         -----------
Form 13F Information Table Entry Total:           28
                                         -----------
Form 13F Information Table Value Total:      125,224
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                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                 FORM 13F INFORMATION TABLE
                                                 --------------------------
    ITEM 1                      ITEM 2     ITEM 3     ITEM 4          ITEM 5          ITEM 6     ITEM 7         ITEM 8
----------------------------------------------------------------------------------------------------------------------------
                                                       VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
-------------------------- --------------  ---------  --------  -------  ---  ----  ----------  --------  ----  ------  ----
ABBOTT LABORATORIES            COMMON      002824100    4,966    89,000                 SOLE                X

AMERICAN EXPRESS CO.           COMMON      025816109    3,384    60,000                 SOLE                X

AMERICAN INT'L GROUP           COMMON      026874107    5,512    82,000                 SOLE                X

ANHEUSER-BUSCH                 COMMON      035229103    4,642    92,000                 SOLE                X

AUTOMATIC DATA PROCESSING      COMMON      053015103    4,356    90,000                 SOLE                X

BERKSHIRE  HATHAWAY INC.      CLASS A      084670108    6,648        61                 SOLE                X

CISCO SYSTEMS                  COMMON      17275R102    3,574   140,000                 SOLE                X

COCA COLA CO                   COMMON      191216100    4,560    95,000                 SOLE                X

DELL INC.                      COMMON      24702R101    3,598   155,000                 SOLE                X

EXXON MOBIL CORP.              COMMON      30231G102    3,773    50,000                 SOLE                X

FEDEX CORP.                    COMMON      31428X106    3,330    31,000                 SOLE                X

GENERAL ELECTRIC CO.           COMMON      369604103    6,365   180,000                 SOLE                X

HARLEY-DAVIDSON, INC.          COMMON      412822108    2,350    40,000                 SOLE                X

HOME DEPOT, INC.               COMMON      437076102    4,776   130,000                 SOLE                X

ILLINOIS TOOL WORKS, INC.      COMMON      452308109    4,076    79,000                 SOLE                X

JOHNSON & JOHNSON              COMMON      478160104    6,026   100,000                 SOLE                X

MEDTRONIC, INC.                COMMON      585055106    4,415    90,000                 SOLE                X


                                                 FORM 13F INFORMATION TABLE
----------------------------------------------------------------------------------------------------------------------------
    ITEM 1                      ITEM 2     ITEM 3     ITEM 4          ITEM 5          ITEM 6     ITEM 7         ITEM 8
-------------------------- -------------- ----------- -------- -------- ----- ----- ----------- -------- -------------------
                                                       VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
-------------------------- -------------- ----------- -------- -------- ----- ----- ----------- -------- -------------------

MERRILL LYNCH                  COMMON      590188108    3,267    40,000                 SOLE                X

MICROSOFT CORP.                COMMON      594918104    4,877   175,000                 SOLE                X

OMNICOM GROUP                  COMMON      681919106    4,095    40,000                 SOLE                X

PEPSICO INC.                   COMMON      713448108    5,784    91,000                 SOLE                X

PROCTER & GAMBLE CO.           COMMON      742718109    6,316   100,000                 SOLE                X

STAPLES, INC.                  COMMON      855030102    2,584   100,000                 SOLE                X

SYSCO CORPORATION              COMMON      871829107    3,383   100,000                 SOLE                X

3M CO                          COMMON      88579Y101    4,968    65,000                 SOLE                X

WAL MART STORES INC.           COMMON      931142103    6,150   131,000                 SOLE                X

WELLS FARGO CO.                COMMON      949746101    3,271    95,000                 SOLE                X

WRIGLEY (WM.) JR. CO.          COMMON      982526105    4,176    82,000                 SOLE                X

TOTAL                                                 125,224